Financial Instruments Risks - Position in Foreign Currency (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Total [Member]
ASSETS
Cash and cash equivalents	$ 87,682,802	$ 80,746,913
Financial assets at fair value through profit or loss—Debt securities	166	10,719
Reverse repurchase agreements	0	19,546,503
Other financial assets	2,542,798	2,582,964
Loans and advances	34,300,359	93,277,671
Financial assets at fair value through other comprehensive income—Debt securities	7,413,880	5,141,185
Other assets	0	339,377
Equity instruments	27,138	21,077
TOTAL ASSETS	131,967,143	201,666,409
LIABILITIES
Deposits	117,231,027	176,130,348
Trading liabilities	449,618	53,529
Other financial liabilities	7,687,505	8,189,043
Bank loans	3,050,563	8,307,999
Other liabilities	1,242,338	1,456,070
TOTAL LIABILITIES	129,661,051	$ 194,136,989
Us Dollars Currency [Member]
ASSETS
Cash and cash equivalents	84,697,740
Financial assets at fair value through profit or loss—Debt securities	166
Reverse repurchase agreements	0
Other financial assets	2,534,965
Loans and advances	34,033,214
Financial assets at fair value through other comprehensive income—Debt securities	7,413,880
Other assets	0
Equity instruments	27,138
TOTAL ASSETS	128,707,103
LIABILITIES
Deposits	115,106,328
Trading liabilities	449,618
Other financial liabilities	7,347,985
Bank loans	2,787,387
Other liabilities	1,168,254
TOTAL LIABILITIES	126,859,572
Euro Currency [Member]
ASSETS
Cash and cash equivalents	2,717,935
Financial assets at fair value through profit or loss—Debt securities	0
Reverse repurchase agreements	0
Other financial assets	7,833
Loans and advances	267,145
Financial assets at fair value through other comprehensive income—Debt securities	0
Other assets	0
Equity instruments	0
TOTAL ASSETS	2,992,913
LIABILITIES
Deposits	2,124,699
Trading liabilities	0
Other financial liabilities	302,162
Bank loans	263,176
Other liabilities	74,084
TOTAL LIABILITIES	2,764,121
Real Currency [Member]
ASSETS
Cash and cash equivalents	4,811
Financial assets at fair value through profit or loss—Debt securities	0
Reverse repurchase agreements	0
Other financial assets	0
Loans and advances	0
Financial assets at fair value through other comprehensive income—Debt securities	0
Other assets	0
Equity instruments	0
TOTAL ASSETS	4,811
LIABILITIES
Deposits	0
Trading liabilities	0
Other financial liabilities	0
Bank loans	0
Other liabilities	0
TOTAL LIABILITIES	0
Other Currency [Member]
ASSETS
Cash and cash equivalents	262,316
Financial assets at fair value through profit or loss—Debt securities	0
Reverse repurchase agreements	0
Other financial assets	0
Loans and advances	0
Financial assets at fair value through other comprehensive income—Debt securities	0
Other assets	0
Equity instruments	0
TOTAL ASSETS	262,316
LIABILITIES
Deposits	0
Trading liabilities	0
Other financial liabilities	37,358
Bank loans	0
Other liabilities	0
TOTAL LIABILITIES	$ 37,358